CONDENSED INTERIM CONSOLIDATED STATEMENTS OF CASH FLOWS (Unaudited) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Cash flows from operating activities:
Net income	$ 13,381	$ 3,834
Adjustments required to reconcile net income to net cash used in operating activities:
Depreciation and amortization	10,423	9,942
Stock-based compensation	10,402	2,073
Accrued severance pay, net	(17)	(76)
Deferred taxes, net	(2,365)	(4,233)
Increase in trade receivables, net	(22,202)	(9,234)
Decrease in contract assets	4,891	16,552
Decrease in other assets and other adjustments (including current, long-term and effect of exchange rate changes on cash, cash equivalents and restricted cash)	1,485	11,754
Decrease (increase) in inventories, net	(20,212)	96
Increase (decrease) in trade payables	13,860	(14,690)
Increase (decrease) in accrued expenses	14,153	(4,587)
Decrease in advances from customers and deferred revenues	(28,292)	(15,426)
Increase (decrease) in other liabilities	(9,592)	2,526
Net cash used in operating activities	(14,085)	(1,469)
Cash flows from investing activities:
Purchase of property, equipment and intangible assets	(4,175)	(4,256)
Investment in other asset	0	(3,500)
Investment in short-term deposits	(14,350)	0
Proceeds from short-term deposits	16,433	0
Acquisitions of subsidiaries, net of cash acquired	(10,000)	(104,943)
Net cash used in investing activities	(12,092)	(112,699)
Cash flows from financing activities:
Proceeds from exercise of stock options	46	0
Proceeds from long-term loan, net of associated costs	0	58,970
Repayment of long-term loan	0	(750)
Net cash provided by financing activities	46	58,220
Effect of exchange rate changes on cash, cash equivalents and restricted cash	2,005	1,116
Decrease in cash, cash equivalents and restricted cash	(24,126)	(54,832)
Cash, cash equivalents and restricted cash at the beginning of the period	168,995	120,249
Cash, cash equivalents and restricted cash at the end of the period (a)	$ 144,869	$ 65,417